10. Deferred Financing Costs (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Less: accumulated amortization	$ (289,789)	$ (187,246)
Deferred financing costs	330,724	241,744	$ 312,061	$ 337,559
2012 Registration statement
Deferred financing costs	393,990	393,990
2015 Registration statement
Deferred financing costs	191,523	0
Revolver
Deferred financing costs	$ 35,000	$ 35,000